Presentation and Preparation of the Consolidated Financial Statements and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Schedule of Exchange Rate of Currencies

The following is the detail of the exchange rates of the main currencies used by the Group compared to the USD in the year ended December 31, 2022 and 2021:

	Average rate		Year-end spot rate
	2022	2021	Dec 31, 2022	Dec 31, 2021
Argentina (ARS/USD)	132.1	94.9	176.7	102.6
Brazil (BRL/USD)	5.2	5.4	5.3	5.6
Chile (CLP/USD)	872.3	758.5	851.1	850.3
Colombia (COP/USD)	4,273.1	3,741.8	4,852.5	3,981.2
Costa Rica (CRC/USD)	642.7	634.6	593.2	639.1
Dominican Republic (DOP/USD)	55.0	56.8	56.2	57.1
Ecuador (USD/USD)	1.0	1.0	1.0	1.0
Egypt (EGP/USD)	19.3	15.7	24.7	15.8
Guatemala (GTQ/USD)	7.8	7.7	7.8	7.7
India (IRN/USD)	78.8	72.2	82.7	74.3
Indonesia (IDR/USD)	14,880.2	14,308.3	15,568.0	14,241.5
Israel (NIS/USD)	3.4	3.1	3.5	3.0
Malaysia (MYR/USD)	4.5	4.1	4.4	4.2
Malta (EUR/USD)	0.9	0.8	0.9	0.8
Mexico (MXN/USD)	20.1	20.5	19.5	20.3
Morocco (MAD/USD)	10.2	9.2	10.4	9.2
Nigeria (NGN/USD)	427.2	414.7	460.8	414.6
Panama (USD/USD)	1.0	1.0	1.0	1.0
Paraguay (PYG/USD)	7,007.8	6,863.8	7,247.8	6,815.8
Peru (PEN/USD)	3.8	4.0	3.8	3.9
Singapore (SGD/USD)	1.4	1.3	1.3	1.4
South Africa (ZAR/USD)	16.4	14.8	17.0	15.9
Uruguay (UYU/USD)	41.1	44.7	39.9	43.6

Summary of Depreciation Is Calculated on a Straight-Line Basis Over the Estimated Useful Lives

The assets’ residual values and useful lives are reviewed at the end of each reporting period, and adjusted on a prospective basis, if appropriate. Depreciation is calculated on a straight-line basis over the estimated useful lives of the asset, as follows:

Computer Equipment	3 years

Building Improvements	10 years

Summary of Options Granted Under the Plan

Set out below are summaries of restricted stock units and share options granted under the plan:

	2022		2021 *
	Average		Average
	exercise price	Number of	exercise price	Number of
	(U.S. Dollars)	options and RSUs	(U.S. Dollars)	options and RSUs
At the beginning of the year	1.16	4,032,345	1.22	17,361,000
Granted during the year	18.90	1,474,463	3.69	2,371,345
Exercised during the year	3.45	(1,136,375)	2.03	(15,685,000)
Forfeited during the year	10.31	(835,872)	4.15	(15,000)
At the end of the year	8.30	3,534,561	1.16	4,032,345
Vested and exercisable at the end of the year	4.06	347,788	3.54	486,750

Summary of Share Options and Restricted Stock Units Outstanding

Share options and restricted stock units outstanding at the end of the year have the following vesting dates and exercise prices:

Grant date	Vesting period	Last vesting date	Exercise price (U.S. Dollars per A Share)	Share options and RSUs December 31, 2022		Share options and RSUs December 31, 2021
August 1st, 2018	3 years	August 1st, 2021	0.74	—		90,500
October 1st, 2019	3 years	October 1st, 2022	2.18	—		90,000
August 24th, 2020	5 years	August 24th, 2025	3.30	700,000		835,000
November 15th, 2020	4 years	November 15th, 2024	4.15	87,750		135,000
November 23rd, 2020	5 years	November 23rd, 2025	3.88	—		525,500
January 1st, 2021	5 years	January 1st, 2026	3.88	132,000		210,000
March 1st, 2021	1 year	March 1st, 2022	0.002	5,500	*	5,500	*
March 2nd, 2021	5 years	March 2nd, 2026	7.44	8,000		10,000
March 11th, 2021	5 years	March 11th, 2026	0.002	725,375	*	1,031,000	*
March 11th, 2021	5 years	March 11th, 2026	7.44	28,000		36,000
March 12nd, 2021	5 years	March 12nd, 2026	7.44	—		7,000
March 15th, 2021	5 years	March 15th, 2026	7.44	—		7,500
March 29th, 2021	5 years	March 29th, 2026	7.44	—		10,000
May 11th, 2021	5 years	May 11th, 2026	7.44	453,500		927,500
May 11th, 2021	3 years	May 11th, 2024	0.002	22,500	*	22,500	*
May 18th, 2021	5 years	May 18th, 2026	16.17	10,000		10,000
December 9th, 2021	5 years	December 9th, 2026	0.002	69,235	*	79,345	*
February 21st, 2022	5 years	February 21st, 2027	0.002	6,930	*	—
March 16th, 2022	5 years	March 16th, 2027	30.47	20,000		—
March 28th, 2022	5 years	March 28th, 2027	30.27	55,256		—
April 1st, 2022	5 years	April 1st, 2027	0.002	4,886	*	—
May 1st, 2022	5 years	May 1st, 2027	0.002	57,665	*	—
May 1st, 2022	5 years	May 1st, 2027	26.01	240,000		—
May 18th, 2022	5 years	May 18th, 2027	19.72	160,000		—
May 26th, 2022	5 years	May 26th, 2027	21.02	20,000		—
July 1st, 2022	6 years	July 1st, 2028	26.70	88,500		—
July 1st, 2022	3 years	July 1st, 2025	0.002	13,428	*	—
August 15th, 2022	5 years	August 15th, 2027	0.002	20,000	*	—
August 15th, 2022	5 years	August 15th, 2027	29.23	206,250		—
September 1st, 2022	5 years	September 1st, 2027	0.002	2,213	*	—
September 5th, 2022	5 years	September 5th, 2027	0.002	937	*	—
September 6th, 2022	5 years	September 6th, 2027	26.51	30,000		—
October 1st, 2022	5 years	October 1st, 2027	0.002	2,586	*	—
October 3rd, 2022	5 years	October 3rd, 2027	0.002	4,379	*	—
October 17th, 2022	5 years	October 17th, 2027	0.002	2,805	*	—
October 17th, 2022	5 years	October 17th, 2027	21.39	50,000		—
December 9th, 2022	5 years	December 9th, 2027	0.002	306,866	*	—
Total				3,534,561		4,032,345

Weighted average remaining contractual life of restricted stock units and share options outstanding at end of the year				3.61 years		4.24 years

*	Corresponds to Restricted Stock Units granted

Summary of the Warrants Granted

Set out below is a summary of the warrants granted:

	2022		2021
	Average		Average
	exercise price		exercise price
	per share		per share
	warrant	Number of	warrant	Number of
	(U.S. Dollars)	warrants	(U.S. Dollars)	warrants
As of January 1	0.57	15,213,587	0.57	17,345,000
Exercised during the year	—	—	0.57	(2,131,413)
As of December 31	0.57	15,213,587	0.57	15,213,587
Vested and exercisable at December 31	0.57	15,213,587	0.57	15,213,587

Summary of Revenues from Payment Processing

	For the year ended December 31, 2021			For the year ended December 31, 2020
	As previously reported	Reclassification	As reclassified	As previously reported	Reclassification	As reclassified
Transaction revenues	234,417	7,397	241,814	98,490	4,999	103,489
Other revenues	9,703	(7,397)	2,306	5,653	(4,999)	654
Revenues from payment processing	244,120	—	244,120	104,143	—	104,143